CERTIFICATION OF STRONG VARIABLE INSURANCE FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:

                            Strong Discovery Fund II
                          Strong Mid Cap Growth Fund II
                         Strong Multi Cap Value Fund II

STRONG VARIABLE INSURANCE FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statement of Additional Information for the (i) Strong Discovery Fund II - Investor Class shares,
     (ii) Strong Mid Cap Growth Fund II - Investor Class shares, and (iii) Strong Multi Cap Value Fund II - Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on April 29, 2003 (with an effective date of May 1, 2003) pursuant to Post-Effective
     Amendment No. 31 (File Nos. 33-45321; 811-6553) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statement of Additional Information for the Strong Discovery Fund II, Strong Mid Cap Growth Fund II, and Strong Multi Cap Value Fund II that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.


                                  STRONG VARIABLE INSURANCE FUNDS, INC.

                                  /s/ Christopher O Petersen
                                  ---------------------------------------------
                                  By: Christopher O. Petersen
                                  Title:  Vice President and Assistant Secretary

                                  Dated:  May 5, 2003